INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Inventory [Line Items]
Raw materials	$ 15,781	$ 12,975
Work in progress	19,525	12,770
Finished goods	10,354	10,656
Inventories	$ 45,660	$ 36,401